Annual Operating Expenses - FidelityBlueChipGrowthK6Fund-PRO - FidelityBlueChipGrowthK6Fund-PRO - Fidelity Blue Chip Growth K6 Fund - Fidelity Blue Chip Growth K6 Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.46%	[1]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.